RELATED PARTY TRANSACTIONS (Details 3) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating diluted earnings per share	9,248	1,183	968
Alexander Pickett [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/7/2025
Weighted average number of ordinary shares used in calculating diluted earnings per share	36,000
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	4.45
Option Expiration Date	3/7/2035
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Alexander Pickett Two [Member]
IfrsStatementLineItems [Line Items]
Grant Date	7/27/2025
Weighted average number of ordinary shares used in calculating diluted earnings per share	45,937
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	5.73
Option Expiration Date	7/27/2035
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Ian B Walters [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/30/2023
Weighted average number of ordinary shares used in calculating diluted earnings per share	15,085
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	58.40
Option Expiration Date	12/14/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Ian B Walters Two [Member]
IfrsStatementLineItems [Line Items]
Grant Date	1/19/2022
Weighted average number of ordinary shares used in calculating diluted earnings per share	6,285
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	204.40
Option Expiration Date	12/14/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Ian B Walters Three [Member]
IfrsStatementLineItems [Line Items]
Grant Date	1/13/2021
Weighted average number of ordinary shares used in calculating diluted earnings per share	7,550
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	355.00
Option Expiration Date	12/14/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Andrea E Park [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/7/2025
Weighted average number of ordinary shares used in calculating diluted earnings per share	28,000
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	4.45
Option Expiration Date	3/7/2035
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Andrea E Park Two [Member]
IfrsStatementLineItems [Line Items]
Grant Date	7/27/2025
Weighted average number of ordinary shares used in calculating diluted earnings per share	7,820
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	5.73
Option Expiration Date	7/27/2035
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Allan Shaw [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/30/2023
Weighted average number of ordinary shares used in calculating diluted earnings per share	1,761
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	58.40
Option Expiration Date	9/30/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Allan Shaw Two [Member]
IfrsStatementLineItems [Line Items]
Grant Date	1/19/2022
Weighted average number of ordinary shares used in calculating diluted earnings per share	840
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	204.40
Option Expiration Date	9/30/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Allan Shaw Three [Member]
IfrsStatementLineItems [Line Items]
Grant Date	1/13/2021
Weighted average number of ordinary shares used in calculating diluted earnings per share	6,550
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	355.00
Option Expiration Date	9/30/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Robert Kramer [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/30/2023
Weighted average number of ordinary shares used in calculating diluted earnings per share	2,771
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	58.40
Option Expiration Date	3/30/2033
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Robert Kramer Two [Member]
IfrsStatementLineItems [Line Items]
Grant Date	1/19/2022
Weighted average number of ordinary shares used in calculating diluted earnings per share	1,255
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	204.40
Option Expiration Date	1/19/2032
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Robert Kramer Three [Member]
IfrsStatementLineItems [Line Items]
Grant Date	1/13/2021
Weighted average number of ordinary shares used in calculating diluted earnings per share	3,050
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	355.00
Option Expiration Date	1/13/2031
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Brian Wiley [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/30/2023
Weighted average number of ordinary shares used in calculating diluted earnings per share	2,386
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	58.40
Option Expiration Date	11/15/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Brian Wiley Two [Member]
IfrsStatementLineItems [Line Items]
Grant Date	1/19/2022
Weighted average number of ordinary shares used in calculating diluted earnings per share	3,000
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	204.40
Option Expiration Date	11/15/2026
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Brittany Kaiser [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/11/2026
Weighted average number of ordinary shares used in calculating diluted earnings per share	545,315
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	1.30
Option Expiration Date	5/14/2036
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Enzo Villani [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/11/2026
Weighted average number of ordinary shares used in calculating diluted earnings per share	545,315
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	1.30
Option Expiration Date	5/14/2036
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested
Yury Mitin [Member]
IfrsStatementLineItems [Line Items]
Grant Date	3/11/2026
Weighted average number of ordinary shares used in calculating diluted earnings per share	545,315
Number of Securities Underlying Unexercised Options Un Exercisable
Exercise Prices	1.30
Option Expiration Date	5/14/2036
Number of Share Units of Stock Thet Have Not Vested
Market Value Number of Share Units of Stock Thet Have Not Vested